SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable – third parties	$ 7,565	$ 5,578	$ 8,293
Accounts receivable – related parties	471	166	12
Less: allowance for expected credit loss	(398)	(403)	(284)
Accounts receivable, net	$ 7,638	$ 5,341	$ 8,021